CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common stock Novus Capital Corp [Member]	Common stock	Additional Paid-in Capital Novus Capital Corp [Member]	Additional Paid-in Capital	Retained Earnings Novus Capital Corp [Member]	Retained Earnings	Novus Capital Corp [Member]	Total
Beginning balance at Dec. 31, 2018		$ 910		$ 11,559		$ (934,407)		$ (921,938)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(2,746,021)		(2,746,021)
Ending balance at Dec. 31, 2019		$ 3,000		12,753,000		(3,680,428)		9,076,000
Ending balance (in shares) at Dec. 31, 2019		30,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholders		$ 0		4,880,000		0		4,880,000
Shares purchased by founder		2,470,000
Net Loss						(818,000)		(818,000)
Ending balance at Mar. 31, 2020		$ 3,000		17,652,000		(4,498,000)		13,157,000
Ending balance (in shares) at Mar. 31, 2020		33,270,000
Beginning balance at Dec. 31, 2019		$ 3,000		12,753,000		(3,680,428)		9,076,000
Beginning balance (in shares) at Dec. 31, 2019		30,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(17,447,705)		(17,447,705)
Ending balance at Dec. 31, 2020		$ 4,000		45,890,000	$ (46,040,123)	(21,128,133)	$ (46,040,123)	24,766,000
Ending balance (in shares) at Dec. 31, 2020		44,461,000
Beginning balance at Mar. 04, 2020	$ 0		$ 0		0		0
Beginning balance (in shares) at Mar. 04, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholders							25,000
Shares purchased by founder	2,875,000
Ending balance at Mar. 31, 2020		$ 3,000		17,652,000		(4,498,000)		13,157,000
Ending balance (in shares) at Mar. 31, 2020		33,270,000
Beginning balance at Mar. 04, 2020	$ 0		0		0		0
Beginning balance (in shares) at Mar. 04, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholders	$ 287		24,713		0		25,000
Shares purchased by founder	2,875,000
Issuance of Representative Shares	$ 15						15
Issuance of Representative Shares (in shares)	150,000
Forfeiture of Founder Shares	$ (37)		37
Forfeiture of Founder Shares (in shares)	(375,000)
Sales of 10,000,000 Units, net of underwriter discounts and fees	$ 1,000		97,619,604				$ 97,620,604
Sales of 10,000,000 Units, net of underwriter discounts and fees (in shares)	10,000,000						10,000,000
Common stock subject to redemption	$ (1,265)		$ (97,644,354)		(28,854,381)		$ (12,500,000)
Common stock subject to redemption (in shares)	(12,650,000)						(9,235,987)
Net Loss					(17,185,742)		$ (17,185,742)
Ending balance at Dec. 31, 2020		$ 4,000		45,890,000	$ (46,040,123)	(21,128,133)	$ (46,040,123)	24,766,000
Ending balance (in shares) at Dec. 31, 2020		44,461,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 3,250,000 Private Warrants				5,819,000				5,819,000
Net Loss						(28,515,000)		(28,515,000)
Ending balance at Mar. 31, 2021		$ 10,000		$ 491,552,000		$ (49,643,000)		$ 441,250,000
Ending balance (in shares) at Mar. 31, 2021		97,925,000